Quarterly Holdings Report
for
Fidelity Managed Retirement 2030 Fund℠
April 30, 2024
R97-NPRT3-0624
1.9895839.104
Domestic Equity Funds - 24.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	129,822	2,252,408
Fidelity Series Commodity Strategy Fund (a)	3,738	362,615
Fidelity Series Large Cap Growth Index Fund (a)	69,691	1,424,492
Fidelity Series Large Cap Stock Fund (a)	70,177	1,506,691
Fidelity Series Large Cap Value Index Fund (a)	175,650	2,692,714
Fidelity Series Small Cap Core Fund (a)	2,691	29,794
Fidelity Series Small Cap Opportunities Fund (a)	45,909	659,256
Fidelity Series Value Discovery Fund (a)	65,492	997,448
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,188,086)		9,925,418

International Equity Funds - 22.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	39,044	581,365
Fidelity Series Emerging Markets Fund (a)	71,147	621,110
Fidelity Series Emerging Markets Opportunities Fund (a)	139,209	2,486,277
Fidelity Series International Growth Fund (a)	81,976	1,445,239
Fidelity Series International Index Fund (a)	45,606	550,461
Fidelity Series International Small Cap Fund (a)	35,985	603,469
Fidelity Series International Value Fund (a)	118,387	1,456,163
Fidelity Series Overseas Fund (a)	107,467	1,449,727
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,818,023)		9,193,811

Bond Funds - 52.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	165,605	1,579,876
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	422,747	3,119,870
Fidelity Series Corporate Bond Fund (a)	278,414	2,494,594
Fidelity Series Emerging Markets Debt Fund (a)	27,662	212,720
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	7,599	66,793
Fidelity Series Floating Rate High Income Fund (a)	4,526	40,828
Fidelity Series Government Bond Index Fund (a)	418,687	3,713,751
Fidelity Series High Income Fund (a)	26,302	219,097
Fidelity Series International Credit Fund (a)	629	4,991
Fidelity Series International Developed Markets Bond Index Fund (a)	190,243	1,617,063
Fidelity Series Investment Grade Bond Fund (a)	381,815	3,692,154
Fidelity Series Investment Grade Securitized Fund (a)	281,042	2,408,527
Fidelity Series Long-Term Treasury Bond Index Fund (a)	328,032	1,735,290
Fidelity Series Real Estate Income Fund (a)	4,156	39,943
TOTAL BOND FUNDS (Cost $24,161,935)		20,945,497

Short-Term Funds - 0.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	27,654	27,654
Fidelity Series Short-Term Credit Fund (a)	6	58
Fidelity Series Treasury Bill Index Fund (a)	7,817	77,626
TOTAL SHORT-TERM FUNDS (Cost $105,338)		105,338

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $41,273,382)	40,170,064
NET OTHER ASSETS (LIABILITIES) - 0.0%	(15,004)
NET ASSETS - 100.0%	40,155,060

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,374,036	564,884	367,793	35,996	(5,604)	14,353	1,579,876
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,067,951	933,336	681,492	99,298	(34,615)	(165,310)	3,119,870
Fidelity Series Blue Chip Growth Fund	1,903,833	589,887	600,531	10,446	(32,097)	391,316	2,252,408
Fidelity Series Canada Fund	552,234	155,053	137,322	18,587	1,435	9,965	581,365
Fidelity Series Commodity Strategy Fund	295,326	169,560	87,492	11,155	(1,775)	(13,004)	362,615
Fidelity Series Corporate Bond Fund	2,375,000	721,664	572,435	78,514	(27,234)	(2,401)	2,494,594
Fidelity Series Emerging Markets Debt Fund	202,617	54,868	48,803	9,713	(2,824)	6,862	212,720
Fidelity Series Emerging Markets Debt Local Currency Fund	68,607	20,776	16,287	4,620	(386)	(5,917)	66,793
Fidelity Series Emerging Markets Fund	615,335	201,500	197,098	14,555	(8,247)	9,620	621,110
Fidelity Series Emerging Markets Opportunities Fund	2,454,749	830,410	786,462	67,194	(65,590)	53,170	2,486,277
Fidelity Series Floating Rate High Income Fund	39,199	13,967	12,439	2,908	62	39	40,828
Fidelity Series Government Bond Index Fund	3,453,454	1,156,575	796,228	81,514	(43,260)	(56,790)	3,713,751
Fidelity Series Government Money Market Fund 5.4%	335,223	80,435	388,004	6,367	-	-	27,654
Fidelity Series High Income Fund	210,936	60,383	53,645	10,263	(1,320)	2,743	219,097
Fidelity Series International Credit Fund	4,688	161	-	162	-	142	4,991
Fidelity Series International Developed Markets Bond Index Fund	1,547,881	496,099	417,093	53,716	(12,130)	2,306	1,617,063
Fidelity Series International Growth Fund	1,393,727	383,525	422,858	17,937	(20,504)	111,349	1,445,239
Fidelity Series International Index Fund	526,663	137,437	128,816	14,782	(922)	16,099	550,461
Fidelity Series International Small Cap Fund	433,046	297,894	157,783	20,491	(17,847)	48,159	603,469
Fidelity Series International Value Fund	1,403,017	367,983	422,480	44,717	11,567	96,076	1,456,163
Fidelity Series Investment Grade Bond Fund	3,528,751	1,082,605	824,466	112,336	(59,300)	(35,436)	3,692,154
Fidelity Series Investment Grade Securitized Fund	2,395,457	680,063	586,165	74,221	(40,081)	(40,747)	2,408,527
Fidelity Series Large Cap Growth Index Fund	1,202,514	385,806	329,979	7,626	11,189	154,962	1,424,492
Fidelity Series Large Cap Stock Fund	1,333,523	425,592	383,517	67,519	15,671	115,422	1,506,691
Fidelity Series Large Cap Value Index Fund	2,478,236	891,533	751,941	99,107	12,867	62,019	2,692,714
Fidelity Series Long-Term Treasury Bond Index Fund	1,821,345	961,415	877,198	47,429	(100,170)	(70,102)	1,735,290
Fidelity Series Overseas Fund	1,395,261	377,100	414,899	22,835	872	91,393	1,449,727
Fidelity Series Real Estate Income Fund	54,571	10,928	24,969	2,166	(1,669)	1,082	39,943
Fidelity Series Short-Term Credit Fund	169,992	30,233	202,944	2,779	(4,079)	6,856	58
Fidelity Series Small Cap Core Fund	7,877	24,731	2,176	92	151	(789)	29,794
Fidelity Series Small Cap Opportunities Fund	609,424	183,267	182,708	6,078	(10,333)	59,606	659,256
Fidelity Series Treasury Bill Index Fund	896,539	242,537	1,060,875	18,523	(2,363)	1,788	77,626
Fidelity Series Value Discovery Fund	913,972	342,504	258,234	46,039	747	(1,541)	997,448
	39,064,984	12,874,711	12,195,132	1,109,685	(437,789)	863,290	40,170,064

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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